UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                     --------

                                   FORM N-CSRS
                                     --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                     --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

    REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2005

                    DATE OF REPORTING PERIOD: APRIL 30, 2005

ITEM 1.    REPORTS TO STOCKHOLDERS.



                        THE ADVISORS' INNER CIRCLE FUND

[LOGO]
CB CORE EQUITY FUND
SEMI-ANNUAL REPORT                                                APRIL 30, 2005

                                        INVESTMENT ADVISER:
                                        CB INVESTMENT MANAGERS, LLC

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND
                                                             APRIL 30, 2005

--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------
Statement of Net Assets ...................................................    1

Statement of Operations ...................................................    9

Statement of Changes in Net Assets ........................................   10

Financial Highlights ......................................................   11

Notes to Financial Statements .............................................   12

Disclosure of Fund Expenses ...............................................   17

Approval of Investment Advisory Agreements ................................   19
--------------------------------------------------------------------------------

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC.
Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available
(i) without charge, upon request, by calling 800-637-6884; and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND                       CB CORE EQUITY FUND
                                                      APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SECTOR WEIGHTINGS+

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

19.8%     Financials
17.0%     Information Technology
12.8%     Health Care
12.6%     Consumer Discretionary
10.0%     Industrials
 7.7%     Energy
 5.7%     Short-Term Investments
 4.3%     Consumer Staples
 3.7%     Utilities
 3.5%     Materials
 2.9%     Telecommunication Services

+  PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.

--------------------------------------------------------------------------------
COMMON STOCK -- 94.3%
--------------------------------------------------------------------------------

                                                        SHARES        VALUE
                                                      ---------    ------------
BASIC MATERIALS -- 2.5%
CHEMICALS -- 1.1%
    Praxair ......................................       10,680    $    500,144
                                                                   ------------
METALS -- 1.4%
    Nucor ........................................        9,140         467,054
    Phelps Dodge .................................        2,475         212,479
                                                                   ------------
                                                                        679,533
                                                                   ------------
    Total Basic Materials ........................                    1,179,677
                                                                   ------------
CONSUMER DURABLES -- 0.2%
AUTOS -- 0.2%
    General Motors ...............................        4,150         110,722
                                                                   ------------
    Total Consumer Durables ......................                      110,722
                                                                   ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       CB CORE EQUITY FUND
                                                      APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                        SHARES        VALUE
                                                      ---------    ------------
CONSUMER MERCHANDISE -- 3.9%
RETAIL - APPAREL -- 1.9%
    Chico's FAS* .................................       17,470    $    447,756
    Nordstrom ....................................        9,085         461,791
                                                                   ------------
                                                                        909,547
                                                                   ------------
RETAIL - SPECIALTY -- 2.0%
    Lowe's .......................................        5,740         299,111
    Staples ......................................       32,917         627,727
                                                                   ------------
                                                                        926,838
                                                                   ------------
    Total Consumer Merchandise ...................                    1,836,385
                                                                   ------------
CONSUMER NON-DURABLES -- 6.0%
BEVERAGES - ALCOHOLIC -- 1.1%
    Constellation Brands, Cl A* ..................        9,790         516,031
                                                                   ------------
BEVERAGES - SOFT -- 0.9%
    PepsiCo ......................................        7,657         426,035
                                                                   ------------
CONSUMER PRODUCTS -- 1.3%
    Procter & Gamble .............................       11,087         600,361
                                                                   ------------
FOODS -- 1.0%
    Archer-Daniels-Midland .......................       27,040         486,450
                                                                   ------------
LEISURE - PRODUCTS -- 1.7%
    Harley-Davidson ..............................       17,675         831,078
                                                                   ------------
    Total Consumer Non-Durables ..................                    2,859,955
                                                                   ------------
CONSUMER SERVICES -- 8.2%
LODGING/HOTELS/GAMING -- 2.3%
    Choice Hotels International ..................        5,840         353,437
    Harrah's Entertainment .......................        6,730         441,623
    Scientific Games, Cl A* ......................       12,575         269,985
                                                                   ------------
                                                                      1,065,045
                                                                   ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       CB CORE EQUITY FUND
                                                      APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                        SHARES        VALUE
                                                      ---------    ------------
MEDIA -- 5.2%
  MULTIMEDIA -- 5.2%
    Avid Technology* .............................       18,980    $    939,700
    News, Cl A* ..................................       31,456         480,648
    Pixar* .......................................       12,610         576,781
    Walt Disney ..................................       16,775         442,860
                                                                   ------------
                                                                      2,439,989
                                                                   ------------
RESTAURANTS -- 0.7%
    Sonic* .......................................       10,915         349,716
                                                                   ------------
    Total Consumer Services ......................                    3,854,750
                                                                   ------------
ENERGY -- 8.7%
OIL EQUIPMENT & SERVICE -- 1.0%
    Nabors Industries Ltd.* ......................        8,900         479,443
                                                                   ------------
OIL EXPLORATION & PRODUCTION -- 2.7%
    Anadarko Petroleum ...........................        6,235         455,404
    Burlington Resources .........................        7,450         362,145
    Headwaters* ..................................       14,180         453,335
                                                                   ------------
                                                                      1,270,884
                                                                   ------------
OIL INTEGRATED -- 5.0%
    ChevronTexaco ................................        8,194         426,088
    ConocoPhillips ...............................       14,279       1,497,153
    Suncor Energy ................................       12,185         449,139
                                                                   ------------
                                                                      2,372,380
                                                                   ------------
    Total Energy .................................                    4,122,707
                                                                   ------------
FINANCIAL SERVICES -- 20.6%
BANKS -- 6.9%
  REGIONAL -- 2.6%
    Regions Financial ............................       13,960         467,520
    Zions Bancorporation .........................       11,140         780,134
                                                                   ------------
                                                                      1,247,654
                                                                   ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       CB CORE EQUITY FUND
                                                      APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                        SHARES        VALUE
                                                      ---------    ------------
BANKS -- CONTINUED
  SUPER REGIONAL -- 4.3%
    Bank of America ..............................       15,950    $    718,388
    Wachovia .....................................       10,622         543,634
    Wells Fargo ..................................       12,720         762,437
                                                                   ------------
                                                                      2,024,459
                                                                   ------------
                                                                      3,272,113
                                                                   ------------
FINANCIAL MISCELLANEOUS -- 7.3%
  CONSUMER FINANCE -- 0.8%
    H&R Block ....................................        7,255         361,372
                                                                   ------------
  CREDIT CARD -- 0.8%
    Capital One Financial ........................        5,645         400,174
                                                                   ------------
  DIVERSIFIED -- 2.9%
    Citigroup ....................................       28,983       1,361,042
                                                                   ------------
  INVESTMENT BANKERS/BROKERS -- 2.8%
    Charles Schwab ...............................       39,650         410,377
    Morgan Stanley ...............................       17,685         930,585
                                                                   ------------
                                                                      1,340,962
                                                                   ------------
                                                                      3,463,550
                                                                   ------------
INSURANCE -- 6.4%
  LIFE INSURANCE -- 3.9%
    Aflac ........................................       29,203       1,187,102
    Lincoln National .............................       14,745         663,082
                                                                   ------------
                                                                      1,850,184
                                                                   ------------
  MULTI-LINE INSURANCE -- 2.5%
    Hartford Financial Services Group ............        6,480         468,958
    Metlife ......................................       17,800         692,420
                                                                   ------------
                                                                      1,161,378
                                                                   ------------
                                                                      3,011,562
                                                                   ------------
    Total Financial Services .....................                    9,747,225
                                                                   ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       CB CORE EQUITY FUND
                                                      APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                        SHARES        VALUE
                                                      ---------    ------------
HEALTH CARE -- 12.8%
HEALTH CARE SERVICES -- 1.3%
  HMOS -- 1.3%
    Aetna ........................................        8,440    $    619,243
                                                                   ------------
MEDICAL PRODUCTS -- 3.7%
  INSTRUMENTS -- 0.6%
    PerkinElmer ..................................       15,690         290,265
                                                                   ------------
  PRODUCTS -- 3.1%
    Cooper .......................................        6,620         447,181
    Dentsply International .......................        4,435         242,417
    Stryker ......................................       15,744         764,371
                                                                   ------------
                                                                      1,453,969
                                                                   ------------
                                                                      1,744,234
                                                                   ------------
PHARMACEUTICALS -- 7.8%
  MEDICAL DRUGS -- 7.8%
    Abbott Laboratories ..........................        7,640         375,582
    Forest Laboratories*  ........................        9,810         350,021
    Hospira*  ....................................       12,145         407,465
    Medco Health Solutions* ......................       17,350         884,330
    Perrigo ......................................       23,545         431,344
    Pfizer .......................................       15,165         412,033
    Schering-Plough ..............................       21,890         456,844
    Wyeth ........................................        8,440         379,294
                                                                   ------------
                                                                      3,696,913
                                                                   ------------
    Total Health Care ............................                    6,060,390
                                                                   ------------
INDUSTRIAL -- 9.3%
ELECTRONICS -- 0.8%
    American Power Conversion ....................       16,635         403,565
                                                                   ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       CB CORE EQUITY FUND
                                                      APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                        SHARES        VALUE
                                                      ---------    ------------
MACHINERY -- 1.3%
    Deere ........................................        9,610    $    601,010
                                                                   ------------
MANUFACTURING -- 7.2%
    General Electric .............................       42,148       1,525,757
    Lennar, Cl A .................................        9,125         469,664
    Tyco International Ltd. ......................       44,828       1,403,565
                                                                   ------------
                                                                      3,398,986
                                                                   ------------
    Total Industrial .............................                    4,403,561
                                                                   ------------
TECHNOLOGY -- 15.5%
COMPUTER HARDWARE -- 2.6%
  COMPUTERS -- 1.9%
    Dell* ........................................       26,054         907,461
                                                                   ------------
  MEMORY & PERIPHERALS -- 0.7%
    Lexmark International, Cl A* .................        4,935         342,736
                                                                   ------------
                                                                      1,250,197
                                                                   ------------
COMPUTER SOFTWARE -- 7.4%
  APPLICATIONS -- 1.7%
    Symantec* ....................................       18,155         340,951
    VeriSign*  ...................................       16,890         446,909
                                                                   ------------
                                                                        787,860
                                                                   ------------
  COMPUTER SERVICES -- 0.9%
    Factset Research Systems .....................       15,787         438,247
                                                                   ------------
  DATA PROCESSING -- 1.7%
    Dun & Bradstreet*  ...........................       12,750         796,110
                                                                   ------------
  SYSTEMS -- 3.1%
    Autodesk .....................................       30,900         983,547
    Microsoft ....................................       19,223         486,342
                                                                   ------------
                                                                      1,469,889
                                                                   ------------
                                                                      3,492,106
                                                                   ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       CB CORE EQUITY FUND
                                                      APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------

                                                        SHARES        VALUE
                                                      ---------    ------------
SEMICONDUCTORS -- 2.9%
  SEMICONDUCTORS -- 2.9%
    Applied Materials*  ..........................       13,425    $    199,630
    Broadcom, Cl A* ..............................       17,130         512,358
    Intel ........................................       27,520         647,270
                                                                   ------------
                                                                      1,359,258
                                                                   ------------
TELECOMMUNICATIONS -- 2.6%
  WIRELESS EQUIPMENT -- 2.6%
    Harris .......................................       27,460         774,372
    Qualcomm .....................................       12,985         453,047
                                                                   ------------
                                                                      1,227,419
                                                                   ------------
    Total Technology .............................                    7,328,980
                                                                   ------------
UTILITIES - ELECTRIC & GAS -- 3.7%
ELECTRIC -- 2.1%
    Constellation Energy Group ...................       10,410         547,150
    TXU ..........................................        5,300         454,687
                                                                   ------------
                                                                      1,001,837
                                                                   ------------
GAS -- 1.6%
    Sempra Energy ................................       18,780         758,336
                                                                   ------------
    Total Utilities - Electric & Gas .............                    1,760,173
                                                                   ------------
UTILITIES - TELEPHONE -- 2.9%
TELEPHONE - INTEGRATED -- 2.9%
    Alltel .......................................       13,255         755,005
    Verizon Communications .......................       16,610         594,638
                                                                   ------------
                                                                      1,349,643
                                                                   ------------
    Total Utilities - Telephone ..................                    1,349,643
                                                                   ------------
    TOTAL COMMON STOCK
      (Cost $38,820,447) .........................                   44,614,168
                                                                   ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       CB CORE EQUITY FUND
                                                      APRIL 30, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
MONEY MARKET FUNDS -- 5.7%
--------------------------------------------------------------------------------

                                                        SHARES        VALUE
                                                      ---------    ------------
  HighMark Diversified Money Market Fund .........    1,872,497    $  1,872,497
  HighMark U.S. Government Money Market Fund .....      832,136         832,136
                                                                   ------------
  TOTAL MONEY MARKET FUNDS
    (Cost $2,704,633) ............................                    2,704,633
                                                                   ------------
  TOTAL INVESTMENTS -- 100.0%
    (Cost $41,525,080) ...........................                   47,318,801
                                                                   ------------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.0%
--------------------------------------------------------------------------------
  Investment Advisory Fees Payable ...............                      (19,264)
  Administration Fees Payable ....................                       (8,219)
  Trustees' Fees Payable .........................                       (2,118)
  Payable for Capital Shares Redeemed ............                         (854)
  Other Assets and Liabilities, Net ..............                       18,821
                                                                   ------------
  TOTAL OTHER ASSETS AND LIABILITIES .............                      (11,634)
                                                                   ------------
  NET ASSETS -- 100.0%..............................               $ 47,307,167
                                                                   ============
--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
  Portfolio Shares (unlimited authorization -- no
    par value) based on 3,984,902 outstanding
    shares of beneficial interest ................                 $ 40,593,607
  Undistributed net investment income ............                       10,185
  Accumulated net realized gain on investments ...                      909,654
  Net unrealized appreciation on investments .....                    5,793,721
                                                                   ------------
  NET ASSETS .....................................                  $ 47,307,167
                                                                   ============
  Net Asset Value, Offering and Redemption
    Price Per Share ..............................                       $11.87
                                                                         ======

   *  NON-INCOME PRODUCING SECURITY.

  CL  CLASS

LTD.  LIMITED

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       CB CORE EQUITY FUND
                                                      FOR THE SIX MONTHS ENDED
                                                      APRIL 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends ......................................................    $   428,814
Interest .......................................................         13,941
                                                                    -----------
  TOTAL INVESTMENT INCOME ......................................        442,755
                                                                    -----------
EXPENSES
Investment Advisory Fees .......................................        186,311
Administration Fees ............................................         49,589
Trustees' Fees .................................................          4,074
Transfer Agent Fees ............................................         12,306
Audit Fees .....................................................          7,687
Legal Fees .....................................................          7,439
Printing Fees ..................................................          7,439
Custodian Fees .................................................          3,684
Shareholder Servicing Fees .....................................            951
Registration and Filing Fees ...................................            925
Insurance and Other Fees .......................................          7,768
                                                                    -----------
  TOTAL EXPENSES ...............................................        288,173
                                                                    -----------
Less: Advisory Fee Waiver ......................................        (69,256)
                                                                    -----------
NET EXPENSES ...................................................        218,917
                                                                    -----------
NET INVESTMENT INCOME ..........................................        223,838
                                                                    -----------
NET REALIZED GAIN ON INVESTMENTS ...............................        909,773
NET CHANGE IN UNREALIZED APPRECIATION
  ON INVESTMENTS ...............................................        482,400
                                                                    -----------
NET GAIN ON INVESTMENTS ........................................      1,392,173
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...........    $ 1,616,011
                                                                    ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  NOVEMBER 1, 2004
                                                                  TO APRIL 30, 2005       YEAR ENDED
                                                                     (UNAUDITED)       OCTOBER 31, 2004
                                                                  -----------------    ----------------
OPERATIONS:
  Net Investment Income ....................................        $    223,838         $    151,347
  Net Realized Gain on Investments .........................             909,773            3,204,196
  Net Change in Unrealized Appreciation (Depreciation)
    on Investments .........................................             482,400             (817,224)
                                                                    ------------         ------------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS ........................................           1,616,011            2,538,319
                                                                    ------------         ------------
DIVIDENDS AND DISTRIBUTIONS:
  Net Investment Income ....................................            (222,660)            (167,160)
  Net Realized Gain ........................................          (2,881,873)                  --
                                                                    ------------         ------------
    TOTAL DIVIDENDS AND DISTRIBUTIONS ......................          (3,104,533)            (167,160)
                                                                    ------------         ------------
CAPITAL SHARE TRANSACTIONS:
  Issued ...................................................           5,385,628            8,083,343
  In Lieu of Dividends .....................................           2,311,022              121,417
  Redeemed .................................................          (3,195,003)          (4,167,398)
                                                                    ------------         ------------
  NET INCREASE IN NET ASSETS FROM
    CAPITAL SHARE TRANSACTIONS .............................           4,501,647            4,037,362
                                                                    ------------         ------------
    TOTAL INCREASE IN NET ASSETS ...........................           3,013,125            6,408,521
                                                                    ------------         ------------
NET ASSETS:
  Beginning of Period ......................................          44,294,042           37,885,521
                                                                    ------------         ------------
  End of Period (including undistributed net investment
    income of $10,185 and $9,007, respectively) ............        $ 47,307,167         $ 44,294,042
                                                                    ============         ============
SHARE TRANSACTIONS:
  Issued ...................................................             439,210              666,218
  In Lieu of Dividends .....................................             187,981               10,116
  Redeemed .................................................            (257,971)            (343,126)
                                                                    ------------         ------------
  NET INCREASE IN SHARES OUTSTANDING FROM
    SHARE TRANSACTIONS .....................................             369,220              333,208
                                                                    ============         ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                                SELECTED PER SHARE DATA & RATIOS
                                   FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                             NOVEMBER 1, 2004        YEAR ENDED         MAY 20, 2003*
                                            TO APRIL 30, 2005        OCTOBER 31,       TO OCTOBER 31,
                                               (UNAUDITED)              2004                2003
                                            -----------------        -----------       --------------
Net Asset Value,
  Beginning of Period ................          $  12.25              $  11.54            $  10.00
                                                --------              --------            --------
Income from Operations
  Net Investment Income ..............              0.06                  0.04                0.02
  Net Realized and Unrealized Gain ...              0.42                  0.72                1.54
                                                --------              --------            --------
  Total from Operations ..............              0.48                  0.76                1.56
                                                --------              --------            --------
Dividends and Distributions:
  Net Investment Income ..............             (0.06)                (0.05)              (0.02)
  Net Realized Gain ..................             (0.80)                   --                  --
                                                --------              --------            --------
  Total Dividends and
    Distributions ....................             (0.86)                (0.05)              (0.02)
                                                --------              --------            --------
Net Asset Value, End of Period .......          $  11.87              $  12.25            $  11.54
                                                --------              --------            --------
TOTAL RETURN+ ........................              3.70%++               6.57%              15.57%++
                                                --------              --------            --------
RATIOS AND SUPPLEMENTAL DATA
Net Assets,
  End of Period (Thousands) ..........          $ 47,307              $ 44,294            $ 37,886
Ratio of Expenses
  to Average Net Assets ..............              0.94%**               0.94%               0.94%
Ratio of Expenses
  to Average Net Assets
  (excluding waivers)  ...............              1.24%**               1.26%               1.60%
Ratio of Net Investment Income
  to Average Net Assets ..............              0.96%**               0.35%               0.51%
Portfolio Turnover Rate ..............             18.54%                88.38%              30.57%

 *   COMMENCEMENT OF OPERATIONS. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

**   ANNUALIZED

 + RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. FEE WAIVERS ARE IN EFFECT, IF THEY HAD NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

++   RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 38 funds. The financial statements herein are those of the CB Core Equity Fund (the "Fund"). The financial statements of the remaining funds are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

On May 20, 2003, the Fund commenced operations as a result of the reorganization of a collective investment fund and a common trust fund (the "successor funds") managed by CB Investment Managers, LLC. As a result of the reorganization, 2,963,946 shares of the Fund were exchanged for 1,136,872 shares of the successor funds. The net assets from the successor funds that were reorganized into the Fund were valued at $29,639,359 which included unrealized appreciation of $1,117,479.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

      USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

      SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are

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THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND

--------------------------------------------------------------------------------

      priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

      Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Fund's Board of Trustees (the "Board"). The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

      SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Costs used in determining realized gains or losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis.

      EXPENSES -- Most expenses of the Trust can be directly attributed to a particular fund. Expenses that cannot be directly attributed to a fund or share class are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND

--------------------------------------------------------------------------------

      DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund distributes substantially all of its net investment income, if any, quarterly. Any net realized capital gains are distributed at least annually. All distributions are recorded on ex-dividend date.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services ("the Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4. ADMINISTRATION, DISTRIBUTION AND TRANSFER AGENT AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services at an annual rate of 0.20% of the Fund's average daily net assets. The minimum fee is $100,000 for one fund, and shall be increased by $100,000 for each fund thereafter, and by $15,000 for each additional class per fund after the first class, apportioned to the Fund as a percentage of the Fund's average daily net assets. For the six months ended April 30, 2005, the Fund paid the Administrator 0.21% of its average daily net assets.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor received no fees under the agreement.

Certain brokers, dealers, banks, trust companies and other financial representatives receive compensation from the Fund for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the Fund that is serviced by the financial representative. Such fees are paid by the Fund to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Fund's transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by CB Investment Managers, LLC (the "Adviser").

Forum Shareholder Services, LLC, serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

Under the terms of an investment advisory agreement the Adviser provides investment advisory services to the Fund at a fee calculated at an annual rate of 0.80% of the Fund's average daily net assets. The Adviser has voluntarily agreed

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND

--------------------------------------------------------------------------------

to waive a portion of its advisory fee and to assume expenses, if necessary, in order to keep the Fund's total annual operating expenses from exceeding 0.94% of the Fund's average daily net assets.

Union Bank of California, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

6. INVESTMENT TRANSACTIONS:

For the period ended April 30, 2005, the Fund made purchases of $11,056,609 and sales of $8,321,006 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

7. FEDERAL TAX INFORMATION:

It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in-capital.

The tax character of all dividends paid for the year ended October 31, 2004 and the period ended October 31, 2003 were deemed ordinary income and amounted to $167,160 and $52,610, respectively.

As of October 31, 2004, the components of Distributable Earnings were as follows:

Undistributed Ordinary Income                                       $    33,849
Accumulated Net Realized Gain                                         2,881,753
Unrealized Appreciation                                               5,311,321
Other Temporary Differences                                             (24,841)
                                                                    -----------
Total Distributable Earnings                                        $ 8,202,082
                                                                    ===========

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND

--------------------------------------------------------------------------------

For the year ended October 31, 2004, the Fund utilized $322,442 in capital loss carryforwards to offset realized capital gains.

For Federal income tax purposes, the cost of securities owned at April 30, 2005, and the net realized gains or losses on securities sold for the period were not different from amounts reported for financial reporting purposes. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Fund at April 30, 2005, were as follows:

            FEDERAL TAX      APPRECIATED      DEPRECIATED      NET UNREALIZED
                COST          SECURITIES       SECURITIES       APPRECIATION
            -----------      -----------      ------------     --------------
            $41,525,080      $ 7,535,388      $(1,741,667)      $ 5,793,721

8. OTHER:

At April 30, 2005, 95% of total shares outstanding were held by one record shareholder owning 10% or greater of the aggregate total shares outstanding. These shareholders were comprised of an omnibus account that was held on behalf of several individual shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

      You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND

--------------------------------------------------------------------------------

      make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

--------------------------------------------------------------------------------
                           BEGINNING      ENDING                        EXPENSES
                            ACCOUNT       ACCOUNT        ANNUALIZED       PAID
                             VALUE         VALUE          EXPENSE        DURING
                            11/1/04       4/30/05          RATIOS        PERIOD*
--------------------------------------------------------------------------------
ACTUAL FUND RETURN         $1,000.00     $1,037.00          0.94%         $4.75
HYPOTHETICAL 5% RETURN      1,000.00      1,020.13          0.94           4.71
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT. The Board's continuance of the Advisory Agreement, after the initial two-year term, must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other Fund service providers may submit to the Board, to help them decide whether to renew the Advisory Agreement for another year.

Before this year's meeting on February 23 2005, the Board requested and received written materials from the Adviser regarding: (a) the nature, extent and quality of the services to be provided by the Adviser; (b) the investment performance of the Fund and the Adviser; (c) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Fund; (d) the extent to which economies of scale would be realized as the Fund grows; and (e) whether fee levels reflect these economies of scale for the benefit of Fund investors, as discussed in further detail below.

At the meeting, a representative from the Adviser, along with other Fund service providers, presented additional oral and written information to help the Board evaluate the Adviser's fee and other aspects of the Agreement. Among other things, the representative discussed the Adviser's management style and organizational structure, including a review of the Adviser's current staff and experience. He reviewed the Adviser's investment strategy and philosophy for the Fund, noting that the Fund outperformed its benchmark during the past year. The representative also discussed factors contributing to the Fund's performance. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

THE ADVISORS' INNER CIRCLE FUND                              CB CORE EQUITY FUND

--------------------------------------------------------------------------------

NATURE, EXTENT AND QUALITY OF ADVISORY AND OTHER SERVICES. In considering the services provided by the Adviser, the Board was given details regarding the Adviser's brokerage allocation policies and efforts to achieve best execution. In considering the nature, extent and quality of the services provided by the Adviser, the Board of Trustees reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser's portfolio management personnel, and the Board concluded that it was satisfied with the services provided to the Fund.

FUND PERFORMANCE AND INVESTMENT OBJECTIVES. The Board also compared the Fund's performance to benchmark indices and other similar mutual funds over various periods of time and concluded that they were satisfied with the investment performance of the Fund. The Board noted that Fund performance exceeded its benchmark and that assets had grown from approximately $30 million to approximately $47 million over the past year.

COSTS OF ADVISORY SERVICES AND ECONOMIES OF SCALE. In concluding that the advisory fees payable by the Fund were reasonable, the Trustees reviewed a report of the costs of services provided by and the profit levels realized by the Adviser from its relationship with the Fund and concluded that such profits were reasonable. The Trustees also reviewed reports comparing the expense ratio and advisory fee paid by the Fund to those paid by other comparable mutual funds and concluded that the advisory fee was reasonable and the result of arm's length negotiations, and the expense ratio paid by the Fund was consistent with industry standards. The Board also took into consideration the Adviser's voluntary waiver of a portion of its advisory fee. In addition, the Board considered whether economies of scale were realized during the current contract period, and believed that such economies were at an acceptable level.

Based  on the  Board's  deliberations  and  its  evaluation  of the  information described above, the Board, including all of the independent Trustees, unanimously: (a) concluded that terms of the Agreement are fair and reasonable;
(b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser provides to the Fund; and (c) agreed to renew the Agreement for another year.

                                     NOTES

                              CB CORE EQUITY FUND
                                  P.O. Box 446
                               Portland, ME 04112
                                 1-800-637-6884

                                    ADVISER:
                          CB Investment Managers, LLC
                              300 West Vine Street
                              Lexington, KY 40507

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                     SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                          Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                                    KPMG LLP
                               1601 Market Street
                             Philadelphia, PA 19103

         This information must be preceded or accompanied by a current prospectus for the Fund described.

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                                   The Advisors' Inner Circle Fund


By (Signature and Title)*                      /s/ James F. Volk
                                               ------------------------
                                               James F. Volk, President

Date:  June 27, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                      /s/ James F. Volk
                                               ------------------------
                                               James F. Volk, President

Date:  June 27, 2005


By (Signature and Title)*                      /s/ Peter J. Golden
                                               ---------------------------------
                                               Peter J. Golden, Controller & CFO

Date:  June 27, 2005


* Print the name and title of each signing officer under his or her signature.